RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Related Party Transaction [Line Items]
Beginning balance	$ 2,713
New loans and advances	0
Change in status	(467)
Payments	(240)
Ending balance	$ 2,006